Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

7.    CASH AND CASH EQUIVALENTS

a)	The detail of cash and cash equivalents as of December 31, 2018 and 2017, is a follows:

	Balance as of
	12-31-2018	12-31-2017
Cash and cash equivalents	ThCh$	ThCh$
Cash balances	7,372	37,174
Bank balances	25,684,852	29,018,083
Time deposits	5,778,935	5,963,417
Other fixed-income instruments	120,518,746	176,008,467
Total	151,989,905	211,027,141

Time deposits included in cash and cash equivalents represent interest-bearing time deposits with original maturity of less or equal to 90 days. Other fixed-income investments are mainly comprised of repurchase agreements with original maturities of less than or equal to 90 days. There is no significant available cash held by the Group that is restricted.

b)	The detail of cash and cash equivalents by currency is as follows:

	Balance as of
	12-31-2018	12-31-2017
Currency	ThCh$	ThCh$
Chilean peso	137,208,062	190,978,864
Argentine peso	6,057,793	6,263,344
U.S. dollar	8,670,454	13,784,933
Euros	53,596	—
Total	151,989,905	211,027,141

c)	The following table presents the proceeds received from the sale of ownership interest in the associate Electrogas S.A.:

	31-12-2018	31-12-2017
Loss of significant influence in Associate	M$	M$
Amounts received for the sale of Electrogas S.A. (*)	—	115,582,806
Total	—	115,582,806

(*)See Note 5.1

d)	Reconciliation of liabilities arising from financing activities:

		Financing Cash Flows				Non-Cash Changes
	Balance as of					Changes in fair	Foreign exchange			Balance as of
	01-01-2018	From	Used	Interest paid	Total	value	differences	Financial costs	Other changes	12-31-2018
Liabilities arising from financing activities	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	109	—	—	(22,681)	(22,681)	—	—	22,576	—	4
Unsecured obligations	763,579,585	—	(5,654,112)	(42,860,557)	(48,514,669)	—	66,096,234	45,333,098	—	826,494,248
Finance leases	14,608,914	—	(1,889,685)	(739,070)	(2,628,755)	—	1,757,221	739,070	—	14,476,450
Financial derivatives for hedging	(29,478,642)	—	—	(3,496,889)	(3,496,889)	48,389,489	34,349,104	3,569,025	(7,676,501)	45,655,586
Loans to related parties	985	69,204,437	(66,540,959)	(76,123)	2,587,355	—	—	543,601	(755,371)	2,376,570
Other obligations	—	—	(478,035)	—	(478,035)	—	—	478,035	—	—
Total	748,710,951	69,204,437	(74,562,791)	(47,195,320)	(52,553,674)	48,389,489	102,202,559	50,685,405	(8,431,872)	889,002,858

		Financing Cash Flows				Non-Cash Changes
	Balance as of					Changes in fair	Foreign exchange			Balance as of
	01-01-2017	From	Used	Interest paid	Total	value	differences	Financial costs	Other changes	12-31-2017
Liabilities arising from financing activities	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	4,172	—	(4,156)	(169)	(4,325)	—	—	262	—	109
Unsecured obligations	802,306,161	—	(5,530,327)	(43,514,578)	(49,044,905)	—	(33,226,098)	43,544,427	—	763,579,585
Finance leases	17,749,647	—	(1,781,064)	(811,172)	(2,592,236)	—	(1,359,668)	811,171	—	14,608,914
Financial derivatives for hedging	23,640,893	—	—	(3,543,399)	(3,543,399)	(25,059,561)	(23,488,915)	3,473,938	(4,501,598)	(29,478,642)
Loans to related parties	39,211	31,680,253	(31,680,253)	(805,551)	(805,551)	—	—	767,325	—	985
Other obligations	—	—	—	(1,305,388)	(1,305,388)	—	—	1,305,388	—	—
Total	843,740,084	31,680,253	(38,995,800)	(49,980,257)	(57,295,804)	(25,059,561)	(58,074,681)	49,902,511	(4,501,598)	748,710,951